Accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
General information

General information

TC BioPharm (Holdings) plc (“TC BioPharm” or the “Company”) is incorporated as a Public limited company, limited by shares, in Scotland and domiciled in the United Kingdom (registration number: SC713098) and has the following wholly owned subsidiaries TC BioPharm Limited, TC BioPharm (North America) Inc. and TC BioPharm BV (together the “Group”). The registered office is: Maxim 1, 2 Parklands Way, Holytown, Motherwell, Lanarkshire, Scotland, ML1 4WR.

The principal activity of the Group is as a clinical stage immuno-therapy company pioneering commercialization of allogeneic, ‘off-the-shelf’ gamma-delta T cell (‘GD-T’) therapies, ranging from unmodified GD-T therapies to treat haematological cancers and viral infections, to sophisticated proprietary GD-T CAR-T products designed to reach and treat solid tumors.

TC BioPharm (Holdings) plc was incorporated on October 25, 2021. On December 17, 2021, all shareholders in TC BioPharm Limited and holders of convertible loan notes in TC BioPharm Limited exchanged their shares and convertible loan notes for the same number and classes of newly issued shares and/or convertible loan notes in TC BioPharm (Holdings) plc and, as a result, TC BioPharm Limited became a wholly owned subsidiary of TC BioPharm (Holdings) plc. The corporate reorganization has been accounted for as a business combination under common control and therefore, TC BioPharm (Holdings) plc is a continuation of TC BioPharm Limited and its subsidiaries. The corporate reorganization has been given retrospective effect in these consolidated financial statements, which represent the consolidated financial statements of TC BioPharm (Holdings) plc. All TC BioPharm Limited share options granted to directors and employees under share option plans that were in existence immediately prior to the reorganization were exchanged for share options in TC BioPharm (Holdings) plc on a one-for-one basis with no change in any of the terms or conditions.

On December 17, 2021 and subsequent to the group reorganization, the Company undertook a share split such that one issued ordinary share was exchanged for ten new ordinary shares. As a result of the share split, all references in these consolidated financial statements and accompanying notes to units of ordinary shares or per share amounts are reflective of the forward share split for all periods presented. In addition, the exercise prices and the numbers of ordinary shares issuable upon the exercise of any outstanding options to purchase ordinary shares were proportionally adjusted pursuant to the respective anti-dilution terms of the share-based payment plans.

The Company’s American Depositary Shares (“ADSs”) began trading on the Nasdaq Capital Market under the ticker symbol “TCBP” on February 10, 2022, following its initial public offering (“IPO”). As part of the IPO, the Company, issued 82,353 American Depositary Shares (“ADSs”) representing 82,353 ordinary shares with nominal value of £41,176 and warrants to buy 189,412 ADSs for proceeds before expenses of $17.5 million. Funding costs of $3.0 million including underwriter fees were incurred. On February 10, 2022, TC BioPharm (Holdings) plc issued 63,280 American Depositary Shares (“ADSs”) representing 63,280 ordinary shares with nominal value of £31,640 and warrants to buy 126,560 ADSs on conversion of loan notes totaling $13.4 million. Between June 7, 2022 and June 8, 2022, the Company issued and sold 230,000 ADSs representing ordinary shares generating proceeds of $4.6 million before deductions for offering expenses of approximately $0.78 million.

On November 18, 2022 the Company undertook a reverse share split such that fifty issued ordinary share were exchanged for one new ordinary share. As a result of the share split, all references in these unaudited condensed consolidated interim financial statements and accompanying notes to units of ordinary shares or per share amounts are reflective of the reverse share split for all periods presented. In addition, the exercise prices and the numbers of ordinary shares issuable upon the exercise of any outstanding options to purchase ordinary shares were proportionally adjusted pursuant to the respective anti-dilution terms of the share-based payment plans.

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. Accounting policies (continued)

On November 27, 2022, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain accredited investors (the “Investors”) as purchasers. Pursuant to the Purchase Agreement, the Company sold, and the Investors purchased in a private placement an aggregate of 155,000 American Depositary Shares (the “ADSs”), pre-funded warrants to purchase up to 1,315,000 ADS (the “Pre-Funded Warrants”), series A purchase warrants to purchase up to 1,470,000 ADSs (the “Series A Ordinary Warrants”) and series B purchase warrants to purchase up to 1,470,000 ADSs (the “Series B Ordinary Warrants” and together with the Series A Ordinary Warrants, the “Ordinary Warrants”) for aggregate gross proceeds of $7,350,000 (£6,073,376), excluding any proceeds that may be received upon exercise of the Ordinary Warrants. The purchase price for each ADS and associated Ordinary Warrants is $5.00 and the purchase price per each Pre-Funded Warrant and associated Ordinary Warrants is $4.999.

Basis of preparation

Basis of preparation

The principal accounting policies applied in the preparation of these consolidated financial statements are set out below.

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The Company’s functional currency is the pound sterling. The Group’s presentational currency is the pound sterling. Monetary amounts in these consolidated financial statements are rounded to the nearest pound.

Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Where necessary, adjustments are made to the financial statements of subsidiaries to bring the accounting policies in line with those used by the Group. All intra-group transactions, balances, equity, income and expenses are eliminated on consolidation.

Share capital, share premium and other reserves have been adjusted to give retrospective effect to the Group’s corporate reorganization. On November 18, 2022, TC BioPharm (Holdings) plc completed a reverse stock split of one (1) new share for every fifty (50) existing shares effective November 21, 2022.

As a result of the share splits, all references in these financial statements and accompanying notes to units of ordinary shares or per share amounts are reflective of the reverse share split for all periods presented. In addition, the exercise prices and the numbers of ordinary shares issuable upon the exercise of any outstanding options to purchase ordinary shares were proportionally adjusted pursuant to the respective anti-dilution terms of the share-based payment plans.

Further details of the effects of this reorganization are provided in Note 20. The accompanying notes form an integral part of these financial statements.

These consolidated financial statements were authorized by the Board of Directors on May 1, 2023.

The Company has the following interests in subsidiary undertakings:

Name	Country of incorporation	Holding	Proportion held	Nature of business
TC BioPharm Limited	United Kingdom	Ordinary £1 shares and A Ordinary £0.001 shares	100% by TC BioPharm (Holdings) plc	Biotechnology research and development
TC BioPharm (North America), Inc.	United States of America	Ordinary $0.01 shares	100% by TC BioPharm Limited	Biotechnology research and development
TC BioPharm BV	The Netherlands	Ordinary €1 shares	100% by TC BioPharm Limited	Biotechnology research and development

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. Accounting policies (continued)

Going concern

Going concern

Since incorporation the Group has been focused on the development of therapeutic products based around its gamma delta T cell platform technology, with the objective of conducting clinical trials to demonstrate safety and efficacy and eventually being granted regulatory approval to market and sell its products. This activity was expected to be several years in development and has involved considerable expenditure to date on carrying out research and development and conducting clinical trials. In common with most development and/or clinical stage biotechnology companies, the Group has not yet generated any revenues from sales of products, but has obtained cash to finance its research, development and clinical trial activities from equity, debt and grant financings and from receipts from partners under collaborative co-development agreements (totaling £73 million since inception). The Group is expected to continue in this clinical development phase for a number of years before any product becomes marketable. The Group therefore expects to continue to incur significant losses in the foreseeable future.

As at December 31, 2022, the Group had an accumulated deficit of £33.7 million. It experienced an outflow of cash from operating activities during the twelve months ended December 31, 2022, of £14.5 million, and expects to incur continued outflow of cash for the foreseeable future. Net losses incurred for the twelve months ended December 31, 2022, and 2021, amounted to £1.4 million and £13.6 million, respectively.

As at December 31, 2022, the Group’s cash and cash equivalents amounted to £4.8 million, current assets amounted to £7.4 million and current liabilities (excluding amounts which may become payable under its Convertible Loan Notes and Warrant derivative liabilities) amounted to £2.5 million.

The Group raised $17.5 million (£12.8 million), $14.5 million (£10.6 million) net of all commissions, costs and expenses) through the completion of an initial public offering of its ADS and Warrants on Nasdaq (IPO) in February 2022 and raised a further $4.6 million (£3.7 million), $3.8 million (£3.0 million) net of all commissions, costs and expenses) through the completion of a follow-on offering in June 2022.

In November 2022, TC BioPharm (Holdings) plc raised $7.4 million (£6.2 million), $6.6 million (£5.5 million) net of all commissions, costs and expenses, through the completion of a private placement of its ADS and Warrants.

In March 2023, TC BioPharm (Holdings) plc raised $5.5 million (£4.4 million), $4.6 million (£3.7 million) net of all commissions, costs and expenses, through the completion of a public offering of its ADS and Warrants.

On April 24, 2023, the Group had cash on hand of $6.1 million (£4.9 million), which will not be sufficient to enable the Group to meet the cash requirements required to enable it to conduct its business plan through the going concern period (being to May 1, 2024) (“Going Concern Period”). With existing resources, we expect to be able to fund current operations to September 2023.

In common with many clinical development stage biotechnology companies our future liquidity needs, and ability to address them, will largely be determined by the availability of capital, both generally and in particular to fund our product candidates and key development and regulatory projects. As a pre-revenue biotechnology company, we have financed our operations though continuously raising capital; and we expect to continue having to raise capital routinely on the capital markets, taking advantage of our public listing. The Group are currently and continuously progressing various funding options to fill our projected working capital gap, including the current short-term requirements, which could be in the form of an equity raise or other forms of financings such as debt funding, collaborations or licensing arrangements.

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. Accounting policies (continued)

Going concern (continued)

We believe that our ongoing financing initiatives should improve our net short-term working capital position sufficiently to provide sufficient capital to finance planned operations through 2023, and thereafter we would expect to be in a position to raise significantly greater capital as our clinical program progresses. However, there can be no certainty that these initiatives will be successful and, if they are not, management will seek to deploy alternative plans, which could have a potentially significant negative impact on shareholder and asset value. Such plans could include all or any of the following: raising additional capital through low priced and/or complex equity and/or debt financings; entering transactions involving sales, joint venturing or licensing of intellectual property; reducing and/or deferring discretionary spending on research and development or clinical programs; restructuring our operating model to take advantage of our manufacturing capability to generate short term revenues; reducing our cash burn rate through reduction in planned operating costs.

The accompanying consolidated financial statements have been prepared in conformity with IFRS as issued by IASB, which contemplate continuation of the Group as a going concern (having adequate working capital to maintain operations through the Going Concern Period). In common with many clinical stage development enterprises, the Group has not established a source of revenues sufficient to cover its operating costs, and as such, has been dependent on ongoing funding operations primarily through ongoing initiatives to sell securities via its Nasdaq listing, commercial partnerships, and/or grants. The Group expects to require substantially more capital to fund its clinical, development and operational requirements, and therefore incur further losses over the next several years as it develops its clinical products towards the market. The Group has utilized, and expects to continue to utilize, substantial amounts of funding to implement its business strategy. Although the completion of the IPO on Nasdaq was a major milestone for the Group, as it opens much wider avenues to raise future finance, the market conditions were such that the initial and subsequent funds raised are less than was initially targeted, and the proceeds of the offerings alone are not adequate to finance the Group’s clinical and product development programs through the Going Concern Period. Nonetheless the proceeds of the offerings, together with the anticipated proceeds from ongoing and future fund-raising activities, cause management to believe that the Group will have sufficient liquidity to fund its operations through the Going Concern Period, and, on that basis, management continues to view the Company as a going concern.

Notwithstanding this, management recognizes, that there is uncertainty surrounding the ability of the Group to implement successfully the funding activities required to maintain operations through the Going Concern Period, and immediately beyond. The quantum and timing of such funding is also uncertain. If the Group is unable to maintain adequate liquidity, future operations will need to be scaled back or discontinued. These conditions raise material uncertainty about the Group’s ability to provide support and therefore may cast significant doubt on the Company’s ability to continue as a going concern for the next twelve months from the issuance of these financial statements. The Group’s consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Revenue – collaboration agreements

Revenue – collaboration agreements

Revenue is recognized on upfront collaboration payments on a straight-line basis over the estimated term over which the services promised will be provided.

The business is entitled to receive contractual milestone payments on achievement of certain performance obligations and these are recognized when the milestones are certain to occur.

Refer to Note 3 – Critical accounting estimates and judgements for further discussion on revenue from contracts with customers.

Segment reporting

Segment reporting

The Group operates in one operating segment. Operating segments are reported in a manner consistent with the internal reporting provided to the Group’s chief operating decision maker (“the CODM”). The Group’s CODM, its Chief Executive Officer, views the Group’s operations and manages its business as a single operating segment, which is the business of a clinical stage immune-therapy Group pioneering commercialization of allogeneic, ‘off-the-shelf’ gamma-delta T cell (‘GD-T’) therapies. The Group’s principal operations and decision-making functions are located in the United Kingdom from where global decisions are made.

Research & Development

Research & Development

Research expenditure is expensed in the year in which it is incurred. Identifiable development expenditure is capitalized to the extent that the technical, commercial and financial feasibility can be demonstrated. We have not capitalized any development expenditures since inception.

Grants

Grants

Grants are recognized when it is reasonable to expect that the grants will be received and that all related conditions will be met, usually on submission of a valid claim for payment. Revenue grants are treated as deferred income and are credited to the consolidated statements of comprehensive loss to match against the expenditure towards which they are intended to contribute. Government support received under the Coronavirus Job Retention Scheme is recognized in the month of submission of the claim.

Income tax

Income tax

Any tax currently payable is based on taxable profit for the period. Taxable profit differs from net profit as reported in the profit or loss because it excludes items of income or expense that are taxable or deductible in other years and it further excludes items that are never taxable or deductible. The Group’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the reporting end date.

Deferred tax

Deferred tax

Deferred tax is the tax expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit/loss, and is accounted for using the balance sheet liability method. Deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized. Such assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition of other assets and liabilities in a transaction that affects neither the tax profit nor the accounting profit.

The carrying amount of deferred tax assets is reviewed at each reporting end date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered. Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled or the asset is realized. Deferred tax is charged or credited in the profit or loss, except when it relates to items charged or credited directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets and liabilities are offset when the Group has a legally enforceable right to offset current tax assets and liabilities and the deferred tax assets and liabilities relate to taxes levied by the same tax authority.

Income tax credit

Income tax credit

The Group carries out extensive research and development activities, where we benefit from the UK research and development tax relief and expenditure credit regimes. We are able to surrender some of our income tax losses for a cash rebate of up to 33.35% of expenditures related to eligible research and development projects. Such credits are accounted for, depending on the appropriate tax relief, either within the tax provision or other income, in the year in which the expenditures were incurred.

Employee benefits	Employee benefits The Group operates a defined contribution scheme for the benefit of its employees. Contributions payable are charged to the profit or loss in the year they are payable.
Property, plant and equipment

Property, plant and equipment

Property, plant and equipment relates to computer equipment, facility and scientific equipment and office equipment which are initially recorded at cost. They are subsequently stated at historical cost less accumulated depreciation and impairment losses. Historical cost includes expenditure that is directly attributable to the acquisition of the items and bringing them into their intended use.

Property, plant and equipment is derecognized on disposal or when no future economic benefits are expected from their use or disposal. Gains or losses arising from de-recognition represent the difference between the net disposal proceeds, if any, and the carrying amount, and are included in the statements of comprehensive loss in the period of de-recognition.

Depreciation is provided at rates intended to write down the cost of the assets over their expected useful lives, as follows;

Facility & scientific equipment	- 4 to 10 years
Computer equipment	- 3 years
Office equipment	- 5 years

All depreciation rates are applied on a straight-line basis.

Intangible assets

Intangible assets

Intangible assets relate to software, patents and licences. Intangible assets are recognized where it is probable that there will be a future economic benefit and that this can be reliably measured.

Software represents the historical cost of installation of third-party software used within the Group to maintain and control the Group’s quality system. The software is hosted and controlled on the Group’s servers and can be used independently of the related hardware. Software is amortized, on a straight-line basis, over the life of the relevant license (3 to 4 years).

Patent costs represent the costs of securing patents in relation to the Group’s intellectual property. Patent costs are amortized, on a straight-line basis, over the remaining legal life of the relevant patents (the average estimated patent life is 16 years).

License costs represent costs incurred for securing use of third-party technology. License costs are amortized, on a straight-line basis, over the life of the relevant license (3 years). Amortization methods and useful lives are reviewed at each reporting date and adjusted as appropriate.

Impairment of tangible and intangible assets

Impairment of tangible and intangible assets

The Group reviews the carrying amounts of its tangible and intangible assets where there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets in which case the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs.

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. Accounting policies (continued)

Recoverable amount is the higher of fair value less costs to sell and value-in-use. In assessing value-in-use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in profit or loss.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents include cash on hand, deposits held on call with banks and other short-term liquid investments with maturities of three months or less.
Financial assets

Financial assets

Initial recognition and measurement

Financial assets are classified, at initial recognition, and subsequently measured at amortized cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component, the Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component are measured at the transaction price determined under IFRS 15.

In order for a financial asset to be classified and measured at amortized cost or fair value through OCI, it needs to give rise to cash flows that are ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level.

The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

Financial assets at amortized cost

The Group measures financial assets at amortized cost if both of the following conditions are met:

●	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows; and
●	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortized cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognized in consolidated statements of comprehensive loss when the asset is derecognized, modified or impaired.

The Group’s financial assets measured at amortized cost includes trade and other receivables.

Financial assets are recognized in the Group’s consolidated statement of financial position when the Group becomes party to the contractual provisions of the instrument.

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. Accounting policies (continued)

Financial assets are classified into specified categories. The classification depends on the nature and purpose of the financial assets and is determined at the time of recognition.

Financial assets are initially measured at fair value plus transaction costs, other than those classified as fair value through profit and loss, which are measured at fair value.

Derecognition

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e. removed from the Group’s consolidated statement of financial position) when:

●	The rights to receive cash flows from the asset have expired; or
●	The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of its continuing involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.

Impairment of financial assets

The Group recognizes an allowance for expected credit losses (ECLs) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms. ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL). For trade receivables and contract assets, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

Financial liabilities

Financial liabilities

Initial recognition and measurement

Classification as debt or equity

A financial instrument issued by the Group is classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Group are recognised at the proceeds received, net of direct issue costs.

Repurchase of the Company’s own equity instruments is recognised and deducted directly in equity. No gain or loss is recognised in profit or loss on the purchase, sale, issue or cancellation of the Company’s own equity instruments.

Compound instruments

The component parts of a financial instrument issued by the Group are classified separately as financial liabilities and equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument. A conversion option that will be settled by the exchange of a fixed amount of cash or another financial asset for a fixed number of the Company’s own equity instruments is an equity instrument. In absence of this characteristic, a conversion option is classified as an embedded derivative liability.

At the date of issue, the fair value of the liability component is estimated using the prevailing market interest rate for a similar non-convertible instrument. This amount is recorded as a liability on an amortised cost basis using the effective interest method until extinguished upon conversion or at the instrument’s maturity date.

The conversion option classified as equity is determined by deducting the amount of the liability component from the issue proceeds of the compound instrument as a whole. This is recognised and included in equity, net of income tax effects, and is not subsequently remeasured. In addition, the conversion option classified as equity will remain in equity until the conversion option is exercised, in which case the balance recognised in equity will be transferred to another equity caption. Where the conversion option remains unexercised at the maturity date of the convertible loan note, the balance recognised in equity will be transferred to another equity caption. No gain or loss is recognised in profit or loss upon conversion or expiration of the conversion option.

Transaction costs that relate to the issue of the convertible loan notes are allocated to the liability and equity components in proportion to the allocation of the gross proceeds. Transaction costs relating to the equity component are recognised directly in equity. Transaction costs relating to the liability component are included in the carrying amount of the liability component and are amortised over the lives of the convertible loan notes using the effective interest method.

Embedded derivatives

An embedded derivative is a component of a hybrid contract that also includes a non-derivative host – with the effect that some of the cash flows of the combined instrument vary in a way similar to a stand-alone derivative.

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. Accounting policies (continued)

Derivatives embedded in hybrid contracts with a financial asset host within the scope of IFRS 9 are not separated. The entire hybrid contract is classified and subsequently measured as either amortised cost or fair value as appropriate.

Derivatives embedded in hybrid contracts with hosts that are not financial assets within the scope of IFRS 9 (e.g. financial liabilities) are treated as separate derivatives when they meet the definition of a derivative, their risks and characteristics are not closely related to those of the host contracts and the host contracts are not measured at fair value through profit and loss (“FVTPL”).

If the hybrid contract is a quoted financial liability, instead of separating the embedded derivative, the Group generally designates the whole hybrid contract at FVTPL.

An embedded derivative is presented as a non-current asset or non-current liability if the remaining maturity of the hybrid instrument to which the embedded derivative relates is more than 12 months and is not expected to be realised or settled within 12 months.

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs. The Group’s financial liabilities include trade and other payables, convertible loans and sale and lease back arrangements.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statement of profit or loss.

Leases

Leases

The Group reviews contracts to determine if a contract meets the definition of a lease. This means that the Group has the right to control the use of an identifiable asset for a period of time in exchange for consideration.

All leases are accounted for by recognizing a right-of-use asset and a lease liability except for:

●	Leases of low value assets; and
●	Leases with a duration of twelve months or less.

Lease liabilities are measured at the present value of the contractual payments due to the lessor over the lease term, with the discount rate determined by reference to the rate inherent in the lease unless (as is typically the case) this is not readily determinable, in which case the Group’s incremental borrowing rate on commencement of the lease is used. Variable lease payments are only included in the measurement of the lease liability if they depend on an index or rate. In such cases, the initial measurement of the lease liability assumes the variable element will remain unchanged throughout the lease term. Other variable lease payments are expensed in the period to which they relate.

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. Accounting policies (continued)

On initial recognition, the carrying value of the lease liability also includes:

●	Amounts expected to be payable under any residual value guarantee;
●	The exercise price of any purchase option granted in favor of the Group if it is reasonably certain to assess that option;
●	Any penalties payable for terminating the lease, if the term of the lease has been estimated on the basis of the termination option being exercised.

Right-of-use assets are initially measured at the amount of the lease liability, reduced for any lease incentives received, and increased for:

●	Lease payments made at or before commencement of the lease;
●	Initial direct costs incurred; and
●	The amount of any provision recognized where the Group is contractually required to dismantle, remove or restore the leased asset.

Subsequent to initial measurement, lease liabilities increase as a result of interest charged at a constant rate on the balance outstanding and are reduced for lease payments made. Right-of-use assets are amortized on a straight-line basis over the remaining term of the lease or over the remaining economic life of the asset if, rarely, this is judged to be shorter than the lease term. The interest charged and the amortization are recognized within the consolidated statements of comprehensive loss.

When the Group revises its estimate of the term of any lease (because, for example, it re-assesses the probability of a lessee extension or termination option being exercised), it adjusts the carrying amount of the lease liability to reflect the payments to make over the revised term, which are discounted at the same discount rate that applied on lease commencement. The carrying value of lease liabilities is similarly revised when the variable element of future lease payments dependent on a rate or index is revised. In both cases an equivalent adjustment is made to the carrying value of the right-of-use asset, with the revised carrying amount being amortized over the remaining (revised) lease term.

When the Group extends the scope of the lease and the extension was not part of the original terms of the contract, this is considered to be a lease modification and is treated as a separate additional lease.

Convertible loan

Convertible loan

The Company established a $20.0 million convertible loan note instrument (see note 14, “Convertible loan”) in April 2021. During the year to December 31, 2022, the Group converted loan notes totaling $14,228,245 (£10,506,174) in to ordinary shares and warrants over ordinary shares and repaid US dollar denominated convertible loan notes totaling $3,195,765 (£2,632,324).

The convertible loan has been recognized as a hybrid financial instrument and accounted for as two separate components: (i) a loan and (ii) an embedded conversion option derivative.

(i)	The convertible loan’s initial fair value is the residual amount of the consideration received, net of attributable costs, after separating out the fair value of the embedded conversion option derivative. The loan is subsequently measured at its amortized cost in accordance with IFRS 9 – Financial Instruments. It is presented as a financial liability in the Statement of Financial Position.

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. Accounting policies (continued)

(ii)	The embedded conversion option derivative was initially measured at fair value and is subsequently remeasured to fair value at each reporting date. Under IAS 32 Financial Instruments: Presentation, this derivative could have been classified as a component of equity only if in all cases the contract would be settled by the Company delivering a fixed number of its own equity instruments in exchange for a fixed amount of cash or debt redemption. However, the convertible instrument included a conversion feature resulting in settlement in a variable number of shares and consequently, none of the instrument comprises an equity component. As a result, the derivative is presented in the statement of financial position as a liability in accordance with IFRS 9 and IAS 32. Changes in the fair value (gains or losses) of the derivative at the end of each period are recorded in the consolidated statements of comprehensive income/(loss).

On August 9, 2022, the Company agreed with one of the loan note holders not to exercise the right to require the loan notes to be repaid in cash in accordance with the terms of the loan notes and to amend certain other aspects of the loan notes (“amended loan notes”). As additional consideration, the Company has issued warrants to subscribe for 11,678 ordinary shares in the share capital of the Company. Except for the amended loan notes, all other loan notes were repaid or converted into ordinary shares and warrants over ordinary shares 180 days after the listing date.

The modifications represent as substantial amendment as the modifications are related to:

(i)	Removing the exercise of the right to require the loan in cash as of August 9, 2022.
(ii)	Extending the repayment date to January 31, 2023 and modifying the structure to be repaid in shares if not redeemed before in cash.
(iii)	Revising the conversion price for the conversion of the loan notes in shares. The revised conversion price would be $0.50 and, if the 5-day trailing VWAP of the Company’s ADS is above that and $0.20 as a floor.
(iv)	Giving the option to the holder for redemption in cash, which will occur no later than 10 February 2023 and to the Company for an early redemption at any moment but having the Holder an option to convert into shares using the revised conversion price at that moment.

In line with IFRS 9.3.3.2, an exchange between an existing borrower and lender of debt instruments with substantially different terms shall be accounted for as an extinguishment of the original financial liability (with the associate gain or loss shown in the Income Statement) and the recognition of a new financial liability. In addition, as consideration for these modifications, the Company has issued additional warrants to subscribe for 11,678 ordinary shares in the share capital of the Company.

The original financial instrument was derecognised, including any unamortised transaction costs, and the new instrument was initially recognised at fair value and subsequently measured at amortised cost at each reporting date.

The conversion option is a single embedded derivative that is separately recognized as a liability and accounted for at fair value through profit and loss. The conversion options are financial liabilities in accordance with IAS 32:11 because the Company issues shares such that the fair value of the shares delivered is always equal to the amount of the contractual obligation (i.e. a variable number of shares depending on the share price of the stock). As a result, the conversion options are part of the financial liability debt instrument and should be evaluated under the embedded derivatives guidance. Because the conversion options are indexed to the equity of the issuer, these are not closely related to the host contract as stipulated under IFRS 9:B4.3.5(c).

This instrument is considered as a new freestanding financial instrument and constitutes an embedded derivative liability that is separately recognized as a liability and accounted for at fair value through profit and loss.

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. Accounting policies (continued)

The value of the embedded derivatives are remeasured at fair value at each reporting date (based on the Black-Scholes valuation model) with recognition of the changes in fair value in the consolidated statements of comprehensive income/(loss) in accordance with IFRS 9. The inputs associated with calculating the fair value of the embedded derivative are considered to be Level 3 (inputs not based on observable market data) as defined by IFRS 7 – Financial instruments: Disclosures.

Warrant liability

Warrant liability

On February 10, 2022, TC BioPharm (Holdings) plc completed an initial public offering on Nasdaq, issuing 82,353 American Depositary Shares (“ADSs”) representing 82,353 ordinary shares with nominal value of £41,176 and warrants to buy 189,412 ADSs for proceeds before expenses of $17.5 million (£12.8 million). The convertible loan notes totaling $13,447,012 (£9,861,405) converted into 63,280 ordinary shares and 126,560 warrants over ordinary shares. ADSs and warrants are considered two freestanding financial instruments because each can be traded separately. The exercise price of the Warrants is $4.25 per ADS and will expire on the sixth anniversary of the date of issuance. The exercise price is subject to standard anti-dilutive adjustments in the event of certain stock splits, stock combinations, stock dividends or recapitalizations.

On November 27, 2022, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain accredited investors (the “Investors”) as purchasers. Pursuant to the Purchase Agreement, the Company sold, and the Investors purchased in a private placement an aggregate of 155,000 American Depositary Shares (the “ADSs”), pre-funded warrants to purchase up to 1,315,000 ADS (the “Pre-Funded Warrants”), series A purchase warrants to purchase up to 1,470,000 ADSs (the “Series A Ordinary Warrants”) and series B purchase warrants to purchase up to 1,470,000 ADSs (the “Series B Ordinary Warrants” and together with the Series A Ordinary Warrants, the “Ordinary Warrants”) for aggregate gross proceeds of $7,350,000 (£6,073,376), excluding any proceeds that may be received upon exercise of the Ordinary Warrants. The purchase price for each ADS and associated Ordinary Warrants is $5.00 and the purchase price per each Pre-Funded Warrant and associated Ordinary Warrants is $4.999.

The accounting for pre-funded warrants is detailed in the section below.

With respect to other warrants in issue, given the warrants include a net settlement clause and the exercise (or strike) price of the warrants is denominated in a foreign currency ($) other than the Company’s functional currency, management concluded that, in line with IAS 32 Financial Instruments: Presentation, the warrants will be accounted for as derivative financial instruments and presented as a liability on the consolidated statement of financial position with the changes in fair value recognized in the consolidated statement of comprehensive income/(loss).

The relative fair values of the derivative liability and the equity component will be calculated and based on the actual transaction price, will be allocated to the equity and the liability components using the relative fair value method.

Pre-funded warrants

Pre-funded warrants

The Pre-Funded Warrants are classified as a component of equity because they are freestanding financial instruments that are legally detachable and separately exercisable from the shares of common stock with which they were issued, are immediately exercisable, do not embody an obligation for the Company to repurchase its shares, and permit the holders to receive a fixed number of ordinary shares upon exercise (foreign exchange on nominal value of the shares is not considered relevant for the analysis because not more than an insignificant amount related to the value of the share remains outstanding which is the $0.0001 nominal amount that remains open to be paid upon exercising it). In addition, Pre-Funded Warrants do not provide any guarantee of value or return.

Initial public offering (IPO) related expenses

Initial public offering (IPO) related expenses

Incremental costs deemed to be incurred and directly attributable to the planned offering of securities were held as prepayments prior to being deducted from the related proceeds of the offering in due course. Costs that relate to the stock market listing or are otherwise not incremental and directly attributable to issuing new shares, are recorded as an expense in the statement of comprehensive loss. Costs that relate to both share issuance and listing are allocated between those functions on a rational and consistent basis. In the absence of a more specific basis for apportionment, an allocation of common costs based on the proportion of new shares issued to the total number of (new and existing) shares listed has been used.

Foreign currencies

Foreign currencies

Transactions in currencies other than pounds sterling are recorded at the rates of exchange prevailing at the dates of the transactions. At each reporting end date, monetary assets and liabilities that are denominated in foreign currencies are remeasured at the rates prevailing on the reporting end date. Gains and losses arising on remeasurement are included in the profit or loss for the period.

Equity instruments

Equity instruments

Equity instruments are in the form of Ordinary and A Ordinary shares (further details are included in Note 20). Equity instruments issued by the Company are recorded at the proceeds received, net of direct issue costs. Costs that are not incremental and directly attributable to issuing new equity instruments are recorded as an expense in the consolidated statements of comprehensive loss.

Rights to subscribe for additional equity

Rights to subscribe for additional equity

Some investors have the right to subscribe for a fixed number of A Ordinary shares at an agreed share price at a future date upon the achievement of certain clinical and commercial milestones.

The value of the right to subscribe has been recognized as a derivative and classified within equity. The Company has adopted this accounting treatment as:

●	the value of the instrument will vary in response to changes in the underlying value of the A Ordinary shares, representing a derivative financial instrument
●	the right to subscribe is for a fixed number of shares at a fixed price, reflecting the definition of an equity instrument

When considering the fair value of the right to subscribe for additional equity, the most appropriate basis to allocate value to payments was determined to be a Black Scholes Model, with reference to the nature of the contract award and future liquidity events. The fair value of these rights considers the following factors:

●	Exercise price
●	Current price of the underlying shares
●	Expected life of the award
●	Risk-free interest rate
●	Expected volatility
●	Expected dividend rate
●	Expected forfeiture rate

Share options and other share-based payments

Share options and other share-based payments

Some employees, directors and consultants receive remuneration in the form of share-based payments as consideration for their services rendered. The fair value of equity-settled share-based payments to employees is determined at the date of grant and is expensed on a straight-line basis over the vesting period, with a corresponding increase in equity, based on the Group’s estimate of options that will eventually vest.

In respect of share-based payments to employees and directors, the estimated fair value of the options outstanding in the period was calculated by applying a Monte Carlo Simulation for those options issued in 2020 and a Black Scholes Model for those options issued in prior and subsequent periods (including the year ended December 31, 2022). The most appropriate approach is selected with reference to the share capital structure at the time of grant. In respect of the valuation for 2020, the Monte Carlo Simulation was deemed the most appropriate basis due to the preferential economic rights contained within equity issued in the year. When considering share-based payments to external consultants, the most appropriate basis to allocate value to payments was determined to be a Black Scholes Model, with reference to the nature of the contract award and future liquidity events. The fair value of share-based payments considers the following factors:

●	Exercise price
●	Current price of the underlying shares
●	Expected life of the award
●	Risk-free interest rate
●	Expected volatility
●	Expected forfeiture rate
●	Expected dividend rate

Accounting Standards

Accounting Standards

In preparing these consolidated financial statements, the Group has applied all relevant IAS, IFRS and International Financial Reporting Interpretations Committee (“IFRIC”) Interpretations as of the date of approval of these consolidated financial statements and which are mandatory for the financial year ended December 31, 2022.

There have been no recent new accounting standards that have had a material impact on these consolidated financial statements and no new standards issued but not yet effective that are expected to have a material impact on the Group.